REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Jun. 30, 2025
Disclosure Of Revenue From Contracts With Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
NOTE 3: - REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of revenue

The following table disaggregates Company’s revenues by timing of revenue recognition:

	Six months ended June 30,
	2025	2024 (*)
	Unaudited

Revenue recognized at a point in time	$2,166	$1,273
Revenue recognized over time	1,061	1,021

	$3,227	$2,294

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.